Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0001181412
Registrant Name	SPACE EXPLORATION TECHNOLOGIES CORP.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES